Condensed Financial Information of Parent Company - Investment in Subsidiary (Details) - Class A-1 Limited Partnership Units [member] - USD ($) $ in Thousands		12 Months Ended
	Feb. 01, 2020	Dec. 31, 2020
Cash purchase price paid	$ 135,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	65,047
Capital issuance costs incurred		$ 3,371
Alignment Healthcare, Inc [Member]
Cash purchase price paid	$ 135,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	65,047
Capital issuance costs incurred		$ 3,371